USE OF ESTIMATES - Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unearned revenue	$ 155.8	$ 203.9
Employee benefits	172.6	95.4
Warranty	14.0	17.4	$ 20.2
Other	124.9	109.4
Total	$ 467.3	$ 426.1